Goodwill and Other Intangible Assets (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Company's purchased accounting intangible assets subject to amortization [Line Items]
Goodwill	$ 1,999,000	$ 1,999,000	$ 1,999,000
Mortgage servicing rights	100,000	100,000
Impairment charges recognized on the Company's intangible assets	0
Gross Carrying Amount		9,617,000	9,617,000
Accumulated Amortization		7,544,000	7,204,000
Net Carrying Amount		2,073,000	2,413,000
Amortization expense		300,000	400,000
Amortization expense of core deposit intangible assets for next five years [Abstract]
December 31, 2014		320,000
December 31, 2015		320,000
December 31, 2016		320,000
December 31, 2017		320,000
December 31, 2018		320,000
Core Deposits [Member]
Company's purchased accounting intangible assets subject to amortization [Line Items]
Weighted-average amortization	5 years 7 months 6 days	6 years 3 months 18 days
Gross Carrying Amount		9,350,000	9,350,000
Accumulated Amortization		7,412,000	7,093,000
Net Carrying Amount		1,938,000	2,257,000
Mortgage Servicing Rights [Member]
Company's purchased accounting intangible assets subject to amortization [Line Items]
Gross Carrying Amount		267,000	267,000
Accumulated Amortization		132,000	111,000
Net Carrying Amount		$ 135,000	$ 156,000